ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 868,973	$ 985,990
Provision/(Reverse) for doubtful accounts	70,562	(117,017)
Ending balance	$ 939,535	$ 868,973